01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 | Fidelity® New York Municipal Income Fund
Fund Summary Fund/Class: Fidelity® New York Municipal Income Fund/Fidelity Advisor® New York Municipal Income Fund A, T, B, C
Investment Objective
The fund seeks a high level of current income, exempt from federal and New York State and City personal income taxes.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 28 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 - Fidelity® New York Municipal Income Fund	Fidelity New York Municipal Income Fund-Class A		Fidelity New York Municipal Income Fund-Class T		Fidelity New York Municipal Income Fund-Class B		Fidelity New York Municipal Income Fund-Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.50%		0.50%		0.50%		0.50%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 - Fidelity® New York Municipal Income Fund	Fidelity New York Municipal Income Fund-Class A	Fidelity New York Municipal Income Fund-Class T	Fidelity New York Municipal Income Fund-Class B	Fidelity New York Municipal Income Fund-Class C
Management fee	0.36%	0.36%	0.36%	0.36%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	0.90%	1.00%
Other expenses	0.18%	0.12%	0.12%	0.17%
Total annual operating expenses	0.79%	0.73%	1.38%	1.53%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 - Fidelity® New York Municipal Income Fund - USD ($)	Fidelity New York Municipal Income Fund-Class A	Fidelity New York Municipal Income Fund-Class T	Fidelity New York Municipal Income Fund-Class B	Fidelity New York Municipal Income Fund-Class C
1 year	$ 477	$ 472	$ 640	$ 256
3 years	642	624	737	483
5 years	821	790	955	834
10 years	$ 1,339	$ 1,270	$ 1,421	$ 1,824

Hold Shares
Expense Example, No Redemption {- Fidelity® New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 - Fidelity® New York Municipal Income Fund - USD ($)	Fidelity New York Municipal Income Fund-Class A	Fidelity New York Municipal Income Fund-Class T	Fidelity New York Municipal Income Fund-Class B	Fidelity New York Municipal Income Fund-Class C
1 Year	$ 477	$ 472	$ 140	$ 156
3 Years	642	624	437	483
5 Years	821	790	755	834
10 Years	$ 1,339	$ 1,270	$ 1,421	$ 1,824

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal and New York State and City personal income taxes.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Geographic Concentration. Unfavorable political or economic conditions within New York can affect the credit quality of issuers located in that state.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	6.34%	September 30, 2009
Lowest Quarter Return	-4.17%	December 31, 2010

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 - Fidelity® New York Municipal Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity New York Municipal Income Fund-Class A | Return Before Taxes	(0.81%)	3.98%	3.79%
Fidelity New York Municipal Income Fund-Class A | After Taxes on Distributions	(1.03%)	3.91%	3.73%
Fidelity New York Municipal Income Fund-Class A | After Taxes on Distributions and Sales	0.89%	3.79%	3.69%
Fidelity New York Municipal Income Fund-Class T | Return Before Taxes	(0.68%)	4.03%	3.81%
Fidelity New York Municipal Income Fund-Class B | Return Before Taxes	(2.18%)	3.86%	3.72%
Fidelity New York Municipal Income Fund-Class C | Return Before Taxes	1.57%	4.05%	3.41%
Barclays® Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	3.30%	5.35%	4.72%
Barclays® New York 4+ Year Enhanced Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	3.87%	5.71%	5.02%

01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 | Fidelity® New York Municipal Income Fund | Fidelity New York Municipal Income Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 | Fidelity® New York Municipal Income Fund | Fidelity New York Municipal Income Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.
01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 | Fidelity® New York Municipal Income Fund | Fidelity New York Municipal Income Fund-Class B
Declines over 6 years from 5.00% to 0%.
01.31 Fidelity New York Municipal Income Fund ATBC PRO-01 | Fidelity® New York Municipal Income Fund | Fidelity New York Municipal Income Fund-Class C
On Class C shares redeemed less than one year after purchase.